Significant Accounting Policies - Annual Rates of Depreciation (Detail)	12 Months Ended
Dec. 31, 2016
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, description	(mainly 20)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, description	Over the term of the lease (mainly 10)
Buildings [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	3.00%
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	10.00%
Minimum [Member] | Office Furniture, Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	6.00%
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Maximum [Member] | Office Furniture, Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%